THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
The Hartford International Opportunities Fund Summary Section
INVESTMENT OBJECTIVE.
The Fund seeks long-term growth of capital.
YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds. For purchases of Class T shares, you may qualify for a sales charge discount if you purchase $250,000 or more in a single transaction. More information about these and other discounts is available from your financial professional and in the “How Sales Charges Are Calculated” section beginning on page 88 of the Fund’s statutory prospectus and the “Purchase and Redemption of Shares” section beginning on page 162 of the Fund’s statement of additional information. In addition, descriptions of any financial intermediary specific sales load waivers and/or discounts are reproduced in Appendix A to the statutory prospectus based on information provided by the financial intermediaries. The table and examples below do not reflect any transaction fees that may be charged by financial intermediaries. In addition, the table and examples below do not reflect any commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or F shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND	Class A		Class T	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		2.50%	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	none	1.00%	none	none	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND		Class A	Class T	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Management fees		0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%
Distribution and service (12b-1) fees		0.25%	0.25%	1.00%	none	0.50%	0.25%	none	none	none	none
Total other expenses	[1]	0.22%	0.22%	0.25%	0.18%	0.27%	0.21%	0.16%	0.06%	0.07%	0.05%
Administrative services fee		none	none	none	none	0.20%	0.15%	0.10%	none	none	none
Other expenses		0.22%	0.22%	0.25%	0.18%	0.07%	0.06%	0.06%	0.06%	0.07%	0.05%
Acquired fund fees and expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses	[2]	1.14%	1.14%	1.92%	0.85%	1.44%	1.13%	0.83%	0.73%	0.74%	0.72%
[1]	"Total other expenses" for all classes, except Class T, have been restated to reflect current transfer agency fees. "Total other expenses" for Class T shares are based on estimated amounts.
[2]	"Total annual fund operating expenses" do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. The ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table for the applicable period also does not reflect the restated "Total other expenses."

Example.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund's operating expenses remain the same

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example - THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	660	892	1,143	1,860
Class T	363	603	862	1,601
Class C	295	603	1,037	2,243
Class I	87	271	471	1,049
Class R3	147	456	787	1,724
Class R4	115	359	622	1,375
Class R5	85	265	460	1,025
Class R6	75	233	406	906
Class Y	76	237	411	918
Class F	74	230	401	894

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	660	892	1,143	1,860
Class T	363	603	862	1,601
Class C	195	603	1,037	2,243
Class I	87	271	471	1,049
Class R3	147	456	787	1,724
Class R4	115	359	622	1,375
Class R5	85	265	460	1,025
Class R6	75	233	406	906
Class Y	76	237	411	918
Class F	74	230	401	894

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.
The Fund normally invests at least 65% of its net assets in equity securities, including non-dollar securities, of foreign issuers. The Fund diversifies its investments among a number of different countries throughout the world, with no limit on the amount of assets that may be invested in each country. The securities in which the Fund invests are denominated in both U.S. dollars and foreign currencies and generally are traded in foreign markets. The Fund may invest in companies domiciled in emerging markets as a percentage of its net assets up to the greater of: (a) 25% or (b) the weight of emerging markets in the MSCI All Country World ex USA Index (“MSCI AC World ex USA Index”) plus 10%. The Fund may invest in opportunities across the market capitalization spectrum, but under normal circumstances invests primarily in mid and large capitalization companies, resulting in a portfolio with market capitalization characteristics in the range of the MSCI AC World ex USA Index. The Fund may trade securities actively. The sub-adviser, Wellington Management Company LLP (“Wellington Management”), conducts fundamental research on individual companies to identify securities for purchase or sale. Based on market or economic conditions, the Fund may, through its normal bottom-up stock selection process, focus in one or more sectors of the market.

PRINCIPAL RISKS.

The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters, please see "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

Market Risk −Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.

Foreign Investments Risk −Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund's investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund's foreign investments. Certain European countries in which the Fund may invest have recently experienced significant volatility in financial markets and may continue to do so in the future. The impact of the United Kingdom's intended departure from the European Union, commonly known as "Brexit," and the potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. This may adversely impact Fund performance.

Emerging Markets Risk −The risks related to investing in foreign securities are generally greater with respect to investments in companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, significant delays in settlement of trades, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets.

Currency Risk −The risk that the value of the Fund's investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer's local currency.

Equity Risk −The risk that the price of equity or equity related securities may decline due to changes in a company's financial condition and overall market and economic conditions.

Mid-Cap Securities Risk −The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

Investment Strategy Risk −The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Fund's investment objective will be achieved.

Active Trading Risk −Active trading could increase the Fund's transaction costs and may increase your tax liability as compared to a fund with less active trading policies. These effects may adversely affect Fund performance.

Sector Risk −To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market.

Regional/Country Focus Risk −To the extent that the Fund focuses its investments in a particular geographic region or country, the Fund may be subject to increased currency, political, regulatory and other risks. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Securities Lending Risk −The Fund may seek to earn additional income by engaging in securities lending. The Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

The Fund is subject to certain other risks, which are discussed in "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at www.hartfordfunds.com. The returns:

•    Assume reinvestment of all dividends and distributions

•    Would be lower if the Fund's operating expenses had not been limited.

The bar chart:

•    Shows how the Fund's total return has varied from year to year

•    Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•    Shows the returns of the Fund's Class A shares. Because all of the Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 24.31% (2nd quarter, 2009) Lowest -21.61% (3rd quarter, 2008)
Average Annual Total Returns.
The table below shows returns for the Fund over time compared to those of a broad-based market index. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class I shares commenced operations on May 30, 2008 and performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R6 shares commenced operations on November 7, 2014 and performance prior to that date is that of the Fund’s Class Y shares. As of December 31, 2017, Class T shares had not commenced operations and performance is that of the Fund’s Class A shares (adjusted to reflect the Class T sales charge). Class F shares commenced operations on February 28, 2017. Performance for Class F shares prior to that date reflects the performance of Class I shares from May 30, 2008 through February 27, 2017 and Class A shares (excluding sales charges) prior to May 30, 2008. To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower. For more information regarding returns, see the “Performance Notes” section in the Fund’s statutory prospectus.

Average annual total returns for periods ending December 31, 2017 (including sales charges)
Average Annual Total Returns - THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND	Average Annual Returns, Label	1 Year	5 Years	10 Years
Class A	Class A - Return Before Taxes	17.41%	6.54%	2.03%
Class A | After Taxes on Distributions	Class A - After Taxes on Distributions	15.96%	5.30%	1.41%
Class A | After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	10.78%	4.97%	1.56%
Class T	Class T - Return Before Taxes	21.13%	7.21%	2.34%
Class C	Class C - Return Before Taxes	22.33%	6.98%	1.84%
Class I	Class I - Return Before Taxes	24.53%	8.11%	2.94%
Class R3	Class R3 - Return Before Taxes	23.85%	7.48%	2.34%
Class R4	Class R4 - Return Before Taxes	24.24%	7.82%	2.70%
Class R5	Class R5 - Return Before Taxes	24.57%	8.14%	2.98%
Class R6	Class R6 - Return Before Taxes	24.77%	8.24%	3.09%
Class Y	Class Y - Return Before Taxes	24.71%	8.25%	3.09%
Class F	Class F - Return Before Taxes	24.72%	8.14%	2.96%
MSCI All Country World ex USA Index (Net)	MSCI All Country World ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	27.19%	6.80%	1.84%